Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Operating Segments [Line Items]
Summary of Group Reconciles Adjusted EBITDA and Adjusted EBITDA Margin to Profit

	Note	December 31, 2024	December 31, 2023	December 31, 2022
Profit for the year (i)		120,469	149,086	108,697
Income tax expense	12	30,550	29,428	11,586
Inflation adjustment	11	6,655	12,537	1,037
Finance income	11	(66,875)	(128,228)	(18,078)
Finance costs	11	49,701	116,834	24,668
Other operating loss		5,257	—	697
Impairment (gain) / loss on financial assets (ii)	16, 17	440	(3,136)	5,534
Depreciation and amortization	10	17,177	12,225	8,147
Secondary offering expenses (iii)		—	—	89
Other non-recurring costs (iv)		1,571	1,663	2,014
Share-based payment non-cash charges, net of forfeitures	13	23,780	11,922	8,684
Adjusted EBITDA		188,725	202,331	153,075

Revenues	6	745,974	650,351	418,925
Adjusted EBITDA		188,725	202,331	153,075
Adjusted EBITDA Margin		25.3%	31.1%	36.5%
Profit Margin		16.1%	22.9%	25.9%

(i)
Includes a net gain related to the effective portion of the change in the spot rate of the hedged foreign currency risk. For further information refer to Note 22 Derivative financial instruments.
(ii)
Related to USD 3.4 million in 2023 corresponds to a recovery on deposits in FTX Trading Ltd. as compared to a provision of USD5.6 million in 2022 for expected loss of amounts on deposit in FTX Trading Ltd.
(iii)
Corresponds to expenses incurred by dLocal in relation to a secondary offering of its shares occurred in 2021.
(iv)
Other non-recurring costs consist of costs not directly associated with our core business activities, including costs associated with addressing the allegations made by a short-seller report and certain class action and other legal and regulatory expenses (which include fees from counsel, global expert services and a forensic accounting advisory firm) in 2023 and 2024.

Summary of Payments from/to Such Customers

	2024	2023	2022
LatAm	562,183	492,681	345,360
Brazil	151,959	158,997	84,025
Argentina	85,454	75,128	77,577
Mexico	149,249	116,835	68,000
Chile	51,166	55,666	52,464
Other countries	124,355	86,055	63,294
Non-LatAm	183,791	157,670	73,565
Nigeria	13,310	83,969	33,805
Egypt	93,951	36,662	6,979
Other countries	76,530	37,039	32,781
Total	745,974	650,351	418,925

During the years ended December 31, 2024, 2023 and 2022, the Group had no revenues from customers domiciled in the Cayman Islands.